Equity Method Investments (Narrative) (Details) (USD $) In Millions, unless otherwise specified			6 Months Ended			6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010 America Movil [Member]	Dec. 31, 2012 America Movil [Member]	Dec. 31, 2011 Telmex [Member]	Jun. 30, 2010 Telmex Internacional [Member]	Jun. 11, 2010 Telmex Internacional [Member]
Schedule of Equity Method Investments [Line Items]
Company's ownership interest in investee (in hundredths)				9.55%
Tender date for investment shares					2011-12-31		2010-06-11
Exchange rate for Internacional Shares (per share)						0.373
Gain on Internacional exchange						$ 658
Purchase price of additional shares			202
Undistributed earnings from equity affiliates	6,375	5,760
Fair value of equity method investment				$ 8,380